Note 7 - Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill	$ 4,559,000	$ 4,559,000
Finite-Lived Core Deposits, Gross	76,000	116,000
Core Deposits [Member]
Note 7 - Goodwill and Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 320,000	280,000
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	$ 40,000	$ 40,000	$ 40,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	40,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	$ 36,000